TRANSFERS OF FINANCIAL ASSETS NOT QUALIFYING FOR DERECOGNITION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Carrying Amount of Financial Assets that Did Not Qualify for Derecognition and their Associated Financial Liabilities	The carrying amount of the assets transferred under securitisation and covered bond arrangements and associated financial liabilities is set out in Note 14 c). The following table analyses the carrying amount of other financial assets that did not qualify for derecognition and their associated financial liabilities:

				Group
	2025		2024
	Assets	Liabilities	Assets	Liabilities
Nature of transaction	£m	£m	£m	£m
Sale and repurchase agreements	1,295	1,280	1,346	(1,372)
Securities lending agreements	2,160	1,857	3,304	(2,807)